Subsequent events (Details Narrative) $ / shares in Units, $ in Thousands		1 Months Ended		2 Months Ended				3 Months Ended	12 Months Ended
	Jan. 09, 2025 USD ($)	Feb. 12, 2025 $ / shares	Jan. 31, 2025 USD ($)	Mar. 10, 2025	Mar. 05, 2025 $ / shares	Feb. 28, 2025	Feb. 19, 2025	Mar. 31, 2025	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Subsequent Event [Line Items]
Payments for Construction in Process									$ 24,154	$ 9,587	$ 3,772
Akiteta [Member]
Subsequent Event [Line Items]
Vessel delivery date									February 19, 2025
Tasman Marine LLC [Member]
Subsequent Event [Line Items]
Capacity in TEUs									5,936
Vessel delivery date									March 10, 2025
Keta [Member]
Subsequent Event [Line Items]
Vessel delivery date									first half of 2025
Subsequent Event [Member] | Four Sale and Leaseback agreements ($44.5 Million each) - Minsheng Financial Leasing [member] | Two Sale And Leaseback Agreement January 2025 [Member]
Subsequent Event [Line Items]
Number of sale and leaseback agreements			2
Finance Lease, Liability			$ 44,500
Description of Scope			to finance the purchase of the remaining two high-reefer ECO 9,019 TEU Vessels which were delivered in December 2024 and both at that moment were fully paid in cash
Subsequent Event [Member] | Fourth High Reefer ECO Vessels [Member]
Subsequent Event [Line Items]
Capacity in TEUs	9,019
Purchase Price	$ 68,500
Payments for Construction in Process	$ 6,850
Subsequent Event [Member] | Keta And Akiteta [member]
Subsequent Event [Line Items]
Capacity in TEUs						2,200
Subsequent Event [Member] | Akiteta [Member]
Subsequent Event [Line Items]
Vessel delivery date							February 19, 2025
Subsequent Event [Member] | Tasman Marine LLC [Member]
Subsequent Event [Line Items]
Vessel delivery date				March 10, 2025
Subsequent Event [Member] | Keta [Member]
Subsequent Event [Line Items]
Vessel delivery date								first half of 2025
Subsequent Event [Member] | Dividend Declared [Member]
Subsequent Event [Line Items]
Dividend increase | $ / shares					$ 0.075
Dividends Payable, Amount Per Share | $ / shares		$ 0.45			$ 0.525
Dividends payable date					June 2025
Dividends Payable, Date to be Paid		Mar. 06, 2025
Dividends Payable, Date of Record		Feb. 24, 2025